Income taxes	6 Months Ended
Sep. 30, 2021
Income Tax [Abstract]
Income taxes

13. Income taxes:
For the six months ended September 30, 2020, the difference between the effective statutory tax rate of 31% and the effective tax rate of 19.7% was mainly due to
a
decrease in valuation allowance of foreign subsidiaries, whereas non-deductible
expenses increased the effective tax rate.
For the three months ended September 30, 2020, the difference between the effective statutory tax rate of 31% and the effective tax rate of 17.6% was mainly due to
a
decrease in valuation allowance of foreign subsidiaries, whereas non-deductible
expenses increased the effective tax rate.
For the six months ended September 30, 2021, the difference between the effective statutory tax rate of 31% and the effective tax rate of 42.8% was mainly due to a decrease of non-taxable
revenues, whereas an increase of the
valuation
allowance of foreign subsidiaries increased the effective tax rate.
For the three months ended September 30, 2021, the difference between the effective statutory tax rate of 31% and the effective tax rate of 70.3% was mainly due to a decrease of non-taxable
revenues, whereas
non-deductible
expenses increased the effective tax rate.